Inventories	6 Months Ended
Jun. 30, 2022
Inventory [Abstract]
Disclosure of inventories [text block]	Inventory
Inventory as of June 30, 2022 and December 31, 2021 consisted of the following:

(in KUSD)	As of June 30, 2022	As of December 31, 2021
Work in process	14,386	10,562
Finished goods (1)	264	560
Total inventory	14,650	11,122

(1) Subsequent to December 31, 2021, the Company's inventory is no longer held on consignment by the third-party logistics and distribution provider. Finished goods includes KUSD 3 relating to ZYNLONTA held on consignment by the Company’s third-party logistics and distribution provider as of December 31, 2021.
As previously disclosed, the Company recognized a gain from reversal of previously recorded impairment charges of KUSD 6,752 as a result of receiving FDA approval of ZYNLONTA in April 2021. For the three and six months ended June 30, 2022, the Company designated certain capitalized pre-approval ZYNLONTA inventory for R&D use and recorded a charge to R&D expenses, which was partially offset by a reversal of previously recorded impairment charges. The net impact of KUSD 436 and KUSD 75 was recorded as an expense to R&D in the Company’s unaudited condensed consolidated interim statement of operation for the three and six months ended June 30, 2022, respectively. The reversal of previously recorded impairment charges is based on the existence of inventory on hand and estimated demand, as well as expiration dating.